Note 18 Changes in other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other intangible assets [Line Items]
Other intangible assets	€ 1,568	€ 1,449
Intangible assets other than goodwill	1,790	1,568	€ 1,449
Computer software [member]
Other intangible assets [Line Items]
Other intangible assets	1,535	1,396	1,239
Additions other than through business combinations, intangible assets other than goodwill	771	688	592
Amortisation, intangible assets other than goodwill	(543)	(518)	(490)
Amortization transfer to discontinued operations	0	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(16)	6	(80)
Impairment	15	26	25
Intangible assets other than goodwill	1,764	1,535	1,396
Other intangible assets [member]
Other intangible assets [Line Items]
Other intangible assets	33	56	140
Additions other than through business combinations, intangible assets other than goodwill	11	1	0
Amortisation, intangible assets other than goodwill	(18)	(19)	(20)
Amortization transfer to discontinued operations	0	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	1	5	63
Impairment	0	0	0
Intangible assets other than goodwill	26	33	56
Total of intangible assets [Member]
Other intangible assets [Line Items]
Other intangible assets	1,568	1,453	1,379
Additions other than through business combinations, intangible assets other than goodwill	782	689	592
Amortisation, intangible assets other than goodwill	(561)	(536)	(510)
Amortization transfer to discontinued operations	0	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(16)	11	17
Impairment	15	26	(25)
Intangible assets other than goodwill	€ 1,790	€ 1,568	€ 1,453